Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables

6.	Trade and other receivables

A summary of trade and other receivables is as follows:

	December 31, 2022	December 31, 2021

Trade receivables (Note 23, 25)	$31,894,090	$30,034,661
HST and VAT receivables	368,127	142,699
Other receivables (Note 10, 23)	5,906,625	3,683,102
Expected credit loss provision (Note 25)	(300,735)	(58,472)
	$37,868,107	$33,801,990